Related Party Transactions	6 Months Ended	12 Months Ended
	Feb. 28, 2017	Aug. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 6 - RELATED PARTY TRANSACTIONS

As described in Note 8, the Company was obligated to Mr. Mark DeStefano (“DeStefano”) for a $50,000 note payable and $26,981 for payments made on behalf of the Company. Subsequently, Mr. DeStefano advanced $1,285 to the Company. During the three months ended November 30, 2016 the Company satisfied these obligations. DeStefano had voting control of the Company from June 2014 (see Note 8) to October 24, 2016 (when the Company purchased from DeStefano the 1,000,000 shares of Preferred Stock for $33,735) through his ownership of the 1,000,000 shares of Voting Preferred Stock issued and outstanding (equivalent to 50,000,000 votes).

For the six months ended February 28, 2017, consulting fees paid to former related parties consists of a total of $15,000 paid to the two then directors of the Company and $10,000 paid to an entity controlled by DeStefano.

Commencing in the three months ended February 28, 2017, the Company has been using office space provided by UBI Blockchain Internet, LTD. (Hong Kong) (“UBI Hong Kong”) at no cost to the Company. UBI Hong Kong owns 30,000,000 shares of the Company’s Class A common stock.

In the three months ended February 28, 2017, Tony Liu, chief executive officer of the Company, and UBI Hong Kong paid a total of $149,485 of expenditures on behalf of the Company. The amount due to these related parties for these expenditures is $149,485 at February 28, 2017. The liabilities are non-interest bearing and are due on demand.

NOTE 6 - RELATED PARTY TRANSACTIONS

On October 15, 2014, a total amount of $617,475 owed to the former CEO was transferred to Peak Energy Holding, in accordance with the agreement described in Note 1 to these financial statements. Included in this amount were notes payable and accrued interest of $605,980, unpaid consulting fees of $9,550 and advances of $1,945.

As of August 31, 2016, the Company was obligated to Mr. Mark DeStefano (“DeStefano”) for a $50,000 note payable and $26,981 for payments made on behalf of the Company. DeStefano had voting control of the Company from June 2014 (see Note 8) to October 24, 2016 (see Note 12) through his ownership of the 1,000,000 shares of Voting Preferred Stock issued and outstanding (equivalent to 50,000,000 votes).